UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.):				 [X] is a restatement.
								 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Pia Capital Management LP.
				Address: 		3 River Road
							Greenwich, CT 06807
				13F File Number: 28-14112

The institutional investment manager filing this report and the person by whom it is signedhereby represent that the person signing the report is authorized to submit it, that all informationcontained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 				Patrick Iuliano
Title: 				Chief Financial Officer and Head of Compliance
Phone: 				203-742-1607
Signature, 			Place, 			and Date of Signing:
PATRICK IULIANO			 Cos Cob, CT		May 6, 2011
Report Type (Check only one.):
      [ X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	25
Form 13F Information Table Value Total: 	$143,280

List of Other Included Managers:

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No. 	13F File Number 	Name



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FORM 13F INFORMATION TABLE
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																	Voting Authority
Name of Issuer		Title of Class		CUSIP	Value (x1000)	Quantity	Sh/Prn	Put/CallInvstmt Dscretn	Other Managers	Sole	Shared	None

BANCO SANTANDER SA		ADR		05964H105	4102	350000		SH		SOLE				350000
BANK OF AMERICA CORPORATION	COM		060505104	7998	600000		SH	CALL	SOLE
CF INDS HLDGS INC		COM		125269100	6566	48000		SH		SOLE				48000
FORD MTR CO DEL  		COM PAR $0.01	345370860	4100	275000		SH		SOLE				275000
FORTINET INC    		COM		34959E109	1760	40000		SH		SOLE				40000
FREEPORT-MCMORAN COPPER & GO   	COM		35671D857	5555	100000		SH	CALL	SOLE
GENERAL MARITIME CORP NEW      	SHS		Y2693R101	1025	500000		SH		SOLE				500000
GENERAL MTRS CO			COM		37045V100	3103	100000		SH		SOLE				100000
HESS CORP	    		COM		42809H107	12781	150000		SH	CALL	SOLE
INTERNATIONAL COAL GRP INC N	COM     	45928H106	4238	375000		SH		SOLE				375000
ISHARES INC	                MSCI JAPAN	464286848	4124	400000		SH		SOLE				400000
ISHARES INC	                MSCI TURKEY FD	464286715	3192	50000		SH		SOLE				50000
ISHARES TR			FTSE CHINA25 IDX464287184	8992	200000		SH	CALL	SOLE
ISHARES TR			RUSSELL 2000	464287655	505	6000		SH		SOLE				6000
ISHARES TR			RUSSELL 2000	464287655	25251	300000		SH	PUT	SOLE
NEWMONT MINING CORP		COM		651639106	5458	100000		SH		SOLE				100000
OIL SVC HOLDRS TR		DEPOSTRY RCPT	678002106	4109	25000		SH		SOLE				25000
QUALCOMM INC			COM		747525103	5483	100000		SH	CALL	SOLE
SELECT SECTOR SPDR TR		SBI INT-INDS	81369Y704	3768	100000		SH		SOLE				100000
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	6380	200000		SH		SOLE				200000
SPDR GOLD TRUST			GOLD SHS	78463V107	5593	40000		SH	PUT	SOLE
STILLWATER MNG CO		COM		86074Q102	3554	155000		SH		SOLE				155000
TEVA PHARMACEUTICAL INDS LTD	ADR		881624209	5017	100000		SH		SOLE				100000
VALERO ENERGY CORP NEW		COM		91913Y100	7455	250000		SH	CALL	SOLE
WELLS FARGO & CO NEW		COM		949746101	3171	100000		SH	CALL	SOLE





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